Property and Equipment, Net (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Summary of Property and Equipment

Property and equipment, net consists of the following:

	June 30, 2019	December 31, 2018
Land	$5,717	$4,498
Buildings and leasehold improvements	93,295	51,111
Laboratory and manufacturing equipment	22,791	6,131
Office and computer equipment	3,510	970
Assets under capital lease	10,069	9,661
Construction in process	23,642	15,343

	159,024	87,714
Less: accumulated depreciation and amortization	(11,466)	(7,500)

Total	$147,558	$80,214

Property and equipment, net consisted of the following:

	December 31,
	2018	2017
Land	$4,498	$2,547
Buildings and leasehold improvements	51,111	19,569
Laboratory and manufacturing equipment	6,131	2,815
Office and computer equipment	970	571
Assets under capital lease	9,661	9,191
Construction in process	15,343	9,872

	87,714	44,565
Less: accumulated depreciation and amortization	(7,500)	(4,580)

Total	$80,214	$39,985